Offerings	Jul. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of General Dynamics Corporation
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. (2) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of the registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees by Subsidiary Guarantors of Debt Securities of General Dynamics Corporation
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. (3) American Overseas Marine Company, LLC, Bath Iron Works Corporation, Electric Boat Corporation, General Dynamics Government Systems Corporation, General Dynamics Land Systems Inc., General Dynamics Ordnance and Tactical Systems, Inc., General Dynamics-OTS, Inc., Gulfstream Aerospace Corporation and National Steel and Shipbuilding Company may guarantee the debt securities of General Dynamics Corporation. No separate consideration will be received for any guarantees. Pursuant to Rule 457(n) under the Securities Act, no separate fee is required to be paid in respect of the guarantees of the debt securities which are being registered concurrently.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share, of General Dynamics Corporation
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. (2) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of the registration fee.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $1.00 per share, of General Dynamics Corporation
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. (2) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of the registration fee.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants of General Dynamics Corporation
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. (2) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of the registration fee.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares of General Dynamics Corporation
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. (2) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of the registration fee.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts of General Dynamics Corporation
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. (2) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of the registration fee.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units of General Dynamics Corporation
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. (2) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of the registration fee.